CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTE 11. CAPITAL STOCK

Preferred Stock

The one share of Series A Preferred Stock, which was issued to Richard DeCicco on June 10, 2009, entitles the holder to two votes for every share of Common Stock Deemed Outstanding and has no conversion or dividend rights.

The 1000 shares of Series C Preferred Stock, which were issued to Richard DeCicco on May 15, 2015 pursuant to the Securities Exchange Agreement (see Note 3) for the Company’s 51% investment in BiVi, entitled the holder in the event of a Sale (as defined) to receive out of the proceeds of such Sale (in whatever form, be it cash, securities, or other assets), a distribution from the Company equal to 76.93% of all such proceeds received by the Company prior to any distribution of such proceeds to all other classes of equity securities, including any series of preferred stock designated subsequent to this Series C Preferred Stock. Effective March 27, 2019, pursuant to a Preferred Stock Exchange Agreement, Mr. DeCicco exchanged the 1,000 shares of Series C Preferred Stock for 1,000,000 shares of Company common stock.

The 10 shares of Series D Preferred Stock, which were issued to Richard DeCicco and Roseann Faltings (5 shares each) on December 13, 2016 pursuant to the Securities Purchase Agreement (See Note 4) for the Company’s 51% investment in Bellissima, entitled the holders to convert each share of Series D Preferred Stock to the equivalent of 5.1% of the common stock issued and outstanding at the time of conversion. Effective March 27, 2019, pursuant to a Preferred Stock Exchange Agreement, Mr. DeCicco and Ms. Faltings exchanged the 10 shares of Series D Preferred Stock for 1,000,000 shares of Company common stock (500,000 shares each).

Effective May 21, 2018, the Company entered into a Share Purchase Agreement with the four investors who purchased 480,000 shares of common stock pursuant to a Securities Purchase Agreement dated October 27, 2017. The Exchange Agreement provided for the exchange of the 480,000 shares of common stock for 1,200,000 shares of Series E Preferred stock. Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable.

Also effective May 21, 2018, the Company sold a total of 1,200,000 shares of Series E Preferred Stock and 480,000 warrants to the four investors referred to in the preceding paragraph for $300,000 cash pursuant to an Amendment No. 1 to Securities Purchase Agreement.

Effective October 4, 2018, the Company closed on the first tranche of the Securities Purchase Agreement dated September 27, 2018 with nine (9) accredited investors for the sale of an aggregate of 4,650,000 shares of our Series E convertible preferred stock and warrants to acquire 1,860,000 shares of our common stock (at an exercise price of $1.25 per share for a period of five years) for gross proceeds of $1,162,500. The first tranche sale was for 1,550,000 shares of our Series E Preferred stock and warrants to acquire 620,000 shares of our common stock for gross proceeds of $387,500.

As a condition to the closing at the first tranche, the Company entered into Securities Exchange Agreements with holders of convertible notes totaling $519,499 who exchanged their convertible notes for an aggregate of 2,077,994 shares of our Series E Preferred stock plus warrants to acquire 831,198 shares of our common stock. Also, holders of convertible notes totaling $76,569 exchanged their notes for an aggregate of 122,510 shares of our common stock and holders of convertible notes totaling $90,296 were paid off with cash.

On November 30, 2018 and December 20, 2018, the Company received two payments of $71,875 and $71,875 respectively (totaling $143,750) in exchange for 287,500 and 287,500 shares of Series E Preferred Stock (totaling 575,000 shares) respectively at $0.25 per share. These payments represented advance payments in connection with the second tranche of the Securities Purchase Agreement dated September 27, 2018 which closed February 7, 2019.

Effective February 7, 2019, the Company closed on the second tranche of the Securities Purchase Agreement dated September 27, 2018. The Company received the remaining $243,750 (of the $387,500 total second tranche proceeds) and issued the investors the remaining total of 975,000 shares of Series E Preferred Stock (of the 1,550,000 total second tranche shares) and warrants to acquire 620,000 shares of our common stock.

On February 12, 2019 and March 18, 2019, the Company received two payments of $71,880 and $25,000 respectively (totaling $96,880) in exchange for 287,520 and 100,000 shares of Series E Preferred Stock (totaling 387,520 shares) respectively at $0.25 per share. These payments represent advance payments in connection with the third tranche of the Securities Purchase Agreement dated September 27, 2018. The third tranche of $387,500 is expected to occur when certain closing conditions are satisfied.

On April 25, 2019 and June 4, 2019, the Company received payments of $71,875 and $96,875 respectively (totaling $168,750) in exchange for 287,500 and 387,500 shares of Series E Preferred Stock (totaling 675,000 shares) respectively at $0.25 per share. These payments represent advance payments in connection with the third tranche of the Securities Purchase Agreement dated September 27, 2018. The third tranche of $387,500 is expected to occur when certain closing conditions are satisfied.

On April 23, 2019, a stockholder converted 673,398 shares of Series E Preferred Stock into 269,359 shares of Iconic common stock.

On May 17, 2019, a stockholder converted 800,000 shares of Series E Preferred Stock into 320,000 shares of Iconic common stock.

Common Stock

On March 28, 2017, the Company executed a Settlement Agreement and Release (the “Settlement Agreement”) with 4 holders of convertible notes payable. Notes payable and accrued interest totaling $892,721 were satisfied through the Company’s agreement to irrevocably reserve a total of 1,931,707 shares of its common stock and to deliver such shares in separate tranches to the Escrow Agent upon receipt of a conversion notice delivered by the Escrow Agent to the Company.

On May 5, 2017, the Company executed an Amended Settlement Agreement and Release (the “Amended Settlement Agreement”) replacing the Settlement Agreement and Release dated March 28, 2017 (see preceding paragraph). The Amended Settlement Agreement is with 5 holders of convertible notes payable (the 4 holders who were parties to the Settlement Agreement and Release dated March 28, 2017 and one additional holder) and provided for the satisfaction of notes payable and accrued interest totaling $1,099,094 (a $206,373 increase from the $892,721 amount per the Settlement Agreement and Release dated March 28, 2017) through the Company’s agreement to irrevocably reserve a total of 2,452,000 shares of its common stock (a 520,293 shares increase from the 1,931,707 shares per the Settlement Agreement and Release dated March 28, 2017) and deliver such shares in separate tranches to the Escrow Agent upon receipt of a conversion notice delivered by the Escrow Agent to the Company.

In the quarterly period ended June 30, 2017, the Company issued an aggregate of 284,777 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement. In the quarterly period ended September 30, 2017, the Company issued an aggregate of 253,333 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

From September 2017 to November 2017, pursuant to a Securities Purchase Agreement dated October 27, 2017 (the “SPA”), the Company issued a total of 480,000 shares of its common stock and 480,000 warrants to four investors for a total of $300,000 cash. The Warrants are exercisable into ICNB common stock at a price of $2.50 per share, expire five years from date of issuance, and contain “down round” price protection (see Note 10).

On January 2, 2018, the Company issued 103,447 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On January 19, 2018, the Company issued 216,127 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On March 14, 2018, the Company issued 126,667 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On April 5, 2018, the Company issued 172,000 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On April 9, 2018, the Company issued 280,296 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On April 12, 2018, the Company issued 481,151 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On August 14, 2018, the Company issued 51,938 shares of its common stock in settlement of convertible notes payable and accrued interest payable totaling $32,461.

On September 7, 2018, the Company issued 70,572 shares of its common stock in settlement of convertible notes payable and accrued interest payable totaling $44,108.

Effective May 21, 2018, the Company entered into a Share Purchase Agreement with the four investors who purchased 480,000 shares of common stock pursuant to a Securities Purchase Agreement dated October 27, 2017. The Exchange Agreement provided for the exchange of the 480,000 shares of common stock for 1,200,000 shares of Series E Preferred stock. Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable.

On January 16, 2019, the Company issued 436,125 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On January 24, 2019, the Company issued 98,078 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement. This issuance completed the Company’s obligation to deliver shares of our common stock to the Escrow Agent.

On February 7, 2019, the Company agreed to issue 120,000 shares of its common stock (issued April 18, 2019) and a $50,000 note payable due December 31, 2019 to a former Bellissima consultant pursuant to a Settlement and Release Agreement. The $141,200 total fair value of the note ($50,000) and the 120,000 shares of common stock ($91,200) was expensed as consulting fees in the three months ended June 30, 2019.

On March 15, 2019, the Company agreed to issue 150,000 shares of its common stock (issued April 8, 2019) to a consulting firm entity pursuant to a Business Development Agreement. The $199,500 fair value of the 150,000 shares of common stock was expensed as consulting fees in the three months ended June 30, 2019.

On March 27, 2019, the Company issued 1,000,000 shares of its common stock to Chief Executive Officer Richard DeCicco in exchange for the surrender of the 1,000 shares of Series C Preferred Stock owned by Mr. DeCicco.

On March 27, 2019, the Company issued a total of 1,000,000 shares of its common stock (500,000 shares to Chief Executive Officer Richard DeCicco; 500,000 shares to Vice President Roseann Faltings) in exchange for the surrender of the 5 shares each of Series D Preferred Stock owned by Mr. DeCicco and Ms. Faltings.

Effective April 15, 2019 the Company issued 50,000 shares of its common stock to a consulting firm entity pursuant to a Consulting Agreement. The $95,000 fair value of the 50,000 shares of Iconic common stock was expensed as consulting fees in the three months ended June 30, 2019.

On April 23, 2019, a stockholder converted 673,398 shares of Series E Preferred Stock into 269,359 shares of Iconic common stock.

On May 8, 2019, Iconic executed Warrant Exercise Agreements with four holders of Company warrants. The holders exercised a total of 960,000 warrants at an agreed price of $0.32 per share and paid the Company a total of $307,200. Pursuant to the Warrant Exercise Agreements, the holders were issued a total of 1,920,000 New Warrants which are exercisable into Company common stock at a price of $2.25 per share for a period of five years.

On May 9, 2019, Iconic closed on a Share Exchange Agreement (the “Agreement”) with Green Grow Farms, Inc. (“Green Grow”) and NY Farms Group Inc. (“NY Farms”). Pursuant to the Agreement, Iconic acquired a 51% equity interest in Green Grow in exchange for (i) cash consideration of $200,000 (which was paid on July 24, 2019), and (ii) 2,000,000 shares of Company common stock. In addition, the Company has agreed to issue up to an additional 6,000,000 shares based upon gross revenues reached by Green Grow (at a rate of 120,000 shares per $1,000,000 of gross revenues up to a maximum of $50,000,000) within 36 months of the Closing. The $1,450,000 total consideration (i.e., the $200,000 note payable plus the $1,250,000 fair value of the 2,000,000 shares of Iconic common stock) of the acquisition over the $0 identifiable net assets of Green Grow at May9, 2019 has been recognized as goodwill (see Note 6).

On May 17, 2019, a stockholder converted 800,000 shares of Series E Preferred Stock into 320,000 shares of Iconic common stock.

Effective May 23, 2019, the Company issued 250,000 shares of its common stock to a consulting firm entity pursuant to a Consulting Agreement. The $390,000 fair value of the 250,000 shares of Iconic common stock was expensed as consulting fees in the three months ended June 30, 2019.

Warrants

A summary of warrants activity for the period January 1, 2017 to June 30, 2019 follows:

Common shares Equivalent
Balance, January 1, 2017	-
Issued in year ended December 31, 2017	534,000

Balance, December 31, 2017	534,000
Issued in year ended December 31, 2018	2,361,198

Balance, December 31, 2018	2,895,198
Issued in the three months ended March 31, 2019	620,000

Balance, March 31, 2019
3,515,198
Exercise of warrants in connection with Warrant
Exercise Agreements dated May 8, 2019	(960,000)

Issuance of New Warrants in connection with
Warrant Exercise Agreements dated May 8, 2019	1,920,000

Balance, June 30, 2019	4,475,198

Issued and outstanding warrants at June 30, 2019 consist of:

Year Granted	Number Common Shares Equivalent	Exercise Price Per Share	Consist of Expiration Date
2017	54,000	$2.50	June 22, 2022 to June 30, 2022
2018	400,000	$0.625	March 28, 2021
2018	30,000	$2.50	May 21, 2023
2018	831,198	$1.25	September 20, 2023
2018	620,000	$1.25	September 20, 2023
2019	620,000	$1.25	February 7, 2024
2019	1,920,000	$2.25	May 8,2024

Total	4,475,198

* - Substantially all of the warrants will be repriced to $0.625 per share as a result of the Series F Preferred Stock financing, which closed on August 2, 2019 (see Note 14).

In connection with the Company’s issuance of a total of $135,019 convertible notes payable in the three months ended June 30, 2017, the Company issued a total of 54,000 Common Stock Purchase Warrants (the ‘Warrants”) to the respective lenders. The Warrants are exercisable into ICNB common stock at a price of $2.50 per share and expire at dates ranging from June 22, 2022 to June 30, 2022.

As discussed in Note 9, the Company issued a total of 480,000 warrants to four investors from September 2017 to November 2017. The Warrants were exercisable into ICNB common stock at a price of $2.50 per share and were to expire five years from date of issuance.

Effective March 28, 2018, the Company issued 400,000 warrants to a lawyer for services rendered. The warrants are exercisable into ICNB common stock at a price of $0.625 per share and expire three years from date of issuance. The $250,000 fair value of the warrants was expensed in the three months ended June 30, 2018.

Effective May 21, 2018, the Company issued 30,000 warrants to a law firm for services rendered. The warrants are exercisable into ICNB common stock at a price of $2.50 per share and expire five years from date of issuance. The $23,250 fair value of the warrants was expensed in the three months ended June 30, 2018.

As discussed in Preferred Stock above, the Company issued a total of 480,000 warrants to four investors effective May 21, 2018 in connection with the sale of 1,200,000 shares of Series E Preferred stock for $300,000 cash. These warrants were exercisable into ICNB common stock at a price of $2.50 per share and were to expire five years from date of issuance.

Effective October 4, 2018, the remaining debt (see Note 8) and accrued interest thereon was satisfied through (1) the issuance of a total of 2,077,994 shares of our Series E convertible preferred stock (which are convertible into a total of 831,198 shares of common stock) plus warrants to acquire 831,198 shares of our common stock (for $519,499 debt and accrued interest), (2) the issuance of a total of 122,510 shares of our common stock (for $76,569 debt and accrued interest), and (3) cash (for $90,296 debt and accrued interest).

Effective October 4, 2018, the Company closed on the first tranche of the Securities Purchase Agreement dated September 27, 2018 with nine (9) accredited investors for the sale of an aggregate of 4,650,000 shares of our Series E convertible preferred stock and warrants to acquire 1,860,000 shares of our common stock (at an exercise price of $1.25 per share for a period of five years) for gross proceeds of $1,162,500. The first tranche sale was for 1,550,000 shares of our Series E convertible preferred stock and warrants to acquire 620,000 shares of our common stock for gross proceeds of $387,500. The second tranche of $387,500 closed on February 7, 2019 and also was for 1,550,000 shares of our Series E convertible preferred stock and warrants to acquire 620,000 shares of our common stock.

On May 8, 2019, Iconic executed Warrant Exercise Agreements with four holders of Company warrants. The holders exercised a total of 960,000 warrants (which were acquired from September 2017 to November 2017 and on May 21, 2018) at an agreed price of $0.32 per share and paid the Company a total of $307,200. Pursuant to the Warrant Exercise Agreements, the holders were issued a total of 1,920,000 New Warrants which are exercisable into Company common stock at a price of $2.25 per share for a period of five years.

Preferred Stock

The one share of Series A Preferred Stock, which was issued to Richard DeCicco on June 10, 2009, entitles the holder to two votes for every share of Common Stock Deemed Outstanding and has no conversion or dividend rights.

The 1000 shares of Series C Preferred Stock, which were issued to Richard DeCicco on May 15, 2015 pursuant to the Securities Exchange Agreement (see Note 3) for the Company’s 51% investment in BiVi, entitles the holder in the event of a Sale (as defined) to receive out of the proceeds of such Sale (in whatever form, be it cash, securities, or other assets), a distribution from the Company equal to 76.93% of all such proceeds received by the Company prior to any distribution of such proceeds to all other classes of equity securities, including any series of preferred stock designated subsequent to this Series C Preferred Stock.

The 10 shares of Series D Preferred Stock, which were issued to Richard DeCicco and Roseann Faltings (5 shares each) on December 13, 2016 pursuant to the Securities Purchase Agreement (See Note 4) for the Company’s 51% investment in Bellissima, entitles the holders to convert each share of Series D Preferred Stock to the equivalent of 5.1% of the common stock issued and outstanding at the time of conversion.

Effective May 21, 2018, the Company entered into a Share Purchase Agreement with the four investors who purchased 480,000 shares of common stock pursuant to a Securities Purchase Agreement dated October 27, 2017. The Exchange Agreement provided for the exchange of the 480,000 shares of common stock for 1,200,000 shares of Series E Preferred stock. Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable.

Also effective May 21, 2018, the Company sold a total of 1,200,000 shares of Series E Preferred Stock and 480,000 warrants to the four investors referred to in the preceding paragraph for $300,000 cash pursuant to an Amendment No. 1 to Securities Purchase Agreement.

Effective October 4, 2018, the Company closed on the first tranche of the Securities Purchase Agreement dated September 27, 2018 with nine (9) accredited investors for the sale of an aggregate of 4,650,000 shares of our Series E convertible preferred stock and warrants to acquire 1,860,000 shares of our common stock (at an exercise price of $1.25 per share for a period of five years) for gross proceeds of $1,162,500. The first tranche sale was for 1,550,000 shares of our Series E convertible preferred stock and warrants to acquire 620,000 shares of our common stock for gross proceeds of $387,500. The second tranche of $387,500 closed on February 7, 2019 (see Note 13). The third tranche of $387,500 is expected to occur when certain closing conditions are satisfied.

As a condition to the closing at the first tranche, the Company entered into Securities Exchange Agreements with holders of convertible notes totaling $519,499 who exchanged their convertible notes for an aggregate of 2,077,994 shares of our Series E convertible preferred stock plus warrants to acquire 8,311,976 shares of our common stock. Also, holders of convertible notes totaling $32,912 exchanged their notes for an aggregate of 122,510 shares of our common stock and holders of convertible notes totaling $90,296 were paid off with cash.

On November 30, 2018 and December 20, 2018, the Company received two payments of $71,875 and $71,875 respectively (totaling $143,750) in exchange for 287,500 and 287,500 shares of Series E Preferred Stock (totaling 575,000 shares) respectively at $0.25 per share. These payments represented advance payments in connection with the second tranche of the Securities Purchase Agreement dated September 27, 2018 which closed February 7, 2019.

Common Stock

In February 2017, the Company issued an aggregate of 23,861 shares of its common stock in settlement of convertible notes payable totaling $72,773.

On March 28, 2017, the Company executed a Settlement Agreement and Release (the “Settlement Agreement”) with 4 holders of convertible notes payable. Notes payable and accrued interest totaling $892,721 were satisfied through the Company’s agreement to irrevocably reserve a total of 1,931,707 shares of its common stock and to deliver such shares in separate tranches to the Escrow Agent upon receipt of a conversion notice delivered by the Escrow Agent to the Company.

On May 5, 2017, the Company executed an Amended Settlement Agreement and Release (the “Amended Settlement Agreement”) replacing the Settlement Agreement and Release dated March 28, 2017 (see preceding paragraph). The Amended Settlement Agreement is with 5 holders of convertible notes payable (the 4 holders who were parties to the Settlement Agreement and Release dated March 28, 2017 and one additional holder) and provided for the satisfaction of notes payable and accrued interest totaling $1,099,094 (a $206,373 increase from the $892,721 amount per the Settlement Agreement and Release dated March 28, 2017) through the Company’s agreement to irrevocably reserve a total of 2,452,000 shares of its common stock (a 520,293 shares increase from the 1,931,707 shares per the Settlement Agreement and Release dated March 28, 2017) and deliver such shares in separate tranches to the Escrow Agent upon receipt of a conversion notice delivered by the Escrow Agent to the Company.

In the quarterly period ended June 30, 2017, the Company issued an aggregate of 284,777 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement. In the quarterly period ended September 30, 2017, the Company issued an aggregate of 253,333 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On June 29, 2017, the Company issued 40,076 shares of its common stock in settlement of convertible notes payable and accrued interest payable totaling $50,094.

On July 17, 2017 and July 25, 2017, the Company issued a total of 60,359 shares of its common stock in settlement of convertible notes payable and accrued interest payable totaling $75,449.

On August 17, 2017, the Company issued 16,000 shares of its common stock to a marketing entity for services rendered. The shares were valued at $1.25 per share and $20,000 was expensed and included in marketing and advertising expenses in the three months ended September 30, 2017.

From September 2017 to November 2017, pursuant to a Securities Purchase Agreement dated October 27, 2017 (the “SPA”), the Company issued a total of 480,000 shares of its common stock and 480,000 warrants to four investors for a total of $300,000 cash. The Warrants are exercisable into ICNB common stock at a price of $2.50 per share, expire five years from date of issuance, and contain “down round” price protection (see Note 9).

On January 2, 2018, the Company issued 103,447 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On January 19, 2018, the Company issued 216,127 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On March 14, 2018, the Company issued 126,667 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On April 5, 2018, the Company issued 172,000 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On April 9, 2018, the Company issued 280,296 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On April 12, 2018, the Company issued 481,151 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On August 14, 2018, the Company issued 51,938 shares of its common stock in settlement of convertible notes payable and accrued interest payable totaling $25,000.

On September 7, 2018, the Company issued 70,572 shares of its common stock in settlement of convertible notes payable and accrued interest payable totaling $44,108.

Effective May 21, 2018, the Company entered into a Share Purchase Agreement with the four investors who purchased 480,000 shares of common stock pursuant to a Securities Purchase Agreement dated October 27, 2017. The Exchange Agreement provided for the exchange of the 480,000 shares of common stock for 1,200,000 shares of Series E Preferred stock. Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable.

Warrants

A summary of warrants activity for the period January 1, 2017 to December 31, 2018 follows:

Common shares Equivalent
Balance, January 1, 2017	-
Issued in year ended December 31, 2017	534,000
Balance, December 31, 2017	534,000
Issued in year ended December 31, 2018	2,361,198
Balance, December 31, 2018	2,895,198

Issued and outstanding warrants at December 31, 2018 consist of:

Year Granted	Number Common Shares Equivalent	Exercise Price Per Share	Consist of Expiration Date
2017	54,000	$2.50	June 22, 2022 to June 30, 2022
2017	480,000	$2.50	September 2022 to November 2022
2018	400,000	$0.625	March 28, 2021
2018	30,000	$2.50	May 21, 2023
2018	480,000	$2.50	May 21, 2023
2018	831,198	$2.50	October 4, 2023
2018	620,000	$2.50	October 4, 2023

Total	2,895,198

In connection with the Company’s issuance of a total of $135,019 convertible notes payable in the three months ended June 30, 2017, the Company issued a total of 54,000 Common Stock Purchase Warrants (the ‘Warrants”) to the respective lenders. The Warrants are exercisable into ICNB common stock at a price of $2.50 per share and expire at dates ranging from June 22, 2022 to June 30, 2022.

As discussed in Note 9, the Company issued a total of 480,000 warrants to four investors from September 2017 to November 2017. The Warrants are exercisable into ICNB common stock at a price of $2.50 per share and expire five years from date of issuance.

Effective March 28, 2018, the Company issued 400,000 warrants to a lawyer for services rendered. The warrants are exercisable into ICNB common stock at a price of $0.625 per share and expire three years from date of issuance. The $250,000 fair value of the warrants was expensed in the three months ended June 30, 2018.

Effective May 21, 2018, the Company issued 30,000 warrants to a law firm for services rendered. The warrants are exercisable into ICNB common stock at a price of $2.50 per share and expire five years from date of issuance. The $23,250 fair value of the warrants was expensed in the three months ended June 30, 2018.

As discussed in Preferred Stock above, the Company issued a total of 480,000 warrants to four investors effective May 21, 2018 in connection with the sale of 120,000 shares of Series E Preferred stock for $300,000 cash. These warrants are exercisable into ICNB common stock at a price of $2.50 per share and expire five years from date of issuance.

Effective October 4, 2018, the remaining debt (see Note 7) and accrued interest thereon was satisfied through (1) the issuance of a total of 2,077,994 shares of our Series E convertible preferred stock (which are convertible into a total of 831,198 shares of common stock) plus warrants to acquire 831,198 shares of our common stock (for $519,499 debt and accrued interest), (2) the issuance of a total of 122,510 shares of our common stock (for $32,912 debt and accrued interest), and (3) cash (for $90,296 debt and accrued interest).

Effective October 4, 2018, the Company closed on the first tranche of the Securities Purchase Agreement dated September 27, 2018 with nine (9) accredited investors for the sale of an aggregate of 4,650,000 shares of our Series E convertible preferred stock and warrants to acquire 1,860,000 shares of our common stock (at an exercise price of $1.25 per share for a period of five years) for gross proceeds of $1,162,500. The first tranche sale was for 1,550,000 shares of our Series E convertible preferred stock and warrants to acquire 620,000 shares of our common stock for gross proceeds of $387,500. The second tranche of $387,500 closed on February 7, 2019 (see Note 13). The third tranche of $387,500 is expected to occur when certain closing conditions are satisfied.